Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 9.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 3,017,561	$ 3,004,774
Anchorage Capital CLO 11 Ltd.
Series 2019-11A, Class AR,
3-Month LIBOR + 1.14%, 5.96% (B), 07/22/2032 (A)	4,300,000	4,221,185
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%, 6.99% (B), 04/20/2035 (A)	1,000,000	935,072
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	6,208,060	5,565,468
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 6.01% (B), 10/20/2034 (A)	2,000,000	1,924,944
CARS-DB4 LP
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	1,238,802	1,169,108
CARS-DB5 LP
Series 2021-1A, Class A1,
1.44%, 08/15/2051 (A)	2,352,172	2,066,121
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	1,397,083	1,222,878
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 5.77% (B), 10/24/2030 (A)	5,231,363	5,155,822
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.26% (B), 10/25/2037 (A)	1,717,243	1,587,124
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	5,149,000	4,569,928
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	700,000	598,545
Diamond Resorts Owner Trust
Series 2021-1A, Class B,
2.05%, 11/21/2033 (A)	1,656,797	1,523,534
Dryden 80 CLO Ltd.
Series 2019-80A, Class AR,
3-Month Term SOFR + 1.25%, 5.91% (B), 01/17/2033 (A)	4,500,000	4,410,234
First Investors Auto Owner Trust
Series 2021-2A, Class A,
0.48%, 03/15/2027 (A)	2,154,970	2,087,309
Ford Credit Auto Owner Trust
Series 2018-2, Class A,
3.47%, 01/15/2030 (A)	9,500,000	9,446,933
Series 2019-1, Class A,
3.52%, 07/15/2030 (A)	9,000,000	8,869,993
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	5,664,792	4,481,283

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust (continued)
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	$ 680,966	$ 557,841
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	648,783	617,825
Hilton Grand Vacations Trust
Series 2018-AA, Class B,
3.70%, 02/25/2032 (A)	4,468,790	4,305,636
Home Equity Asset Trust
Series 2004-4, Class M1,
1-Month LIBOR + 0.78%, 5.63% (B), 10/25/2034	1,496,395	1,477,669
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 5.81% (B), 07/20/2030 (A)	4,875,369	4,811,682
LCM XXV Ltd.
Series 25A, Class AR,
3-Month Term SOFR + 1.10%, 5.74% (B), 07/20/2030 (A)	4,202,540	4,130,118
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	9,000,000	8,842,678
MVW LLC
Series 2020-1A, Class A,
1.74%, 10/20/2037 (A)	1,723,290	1,579,745
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	1,384,225	1,259,665
Series 2021-1WA, Class B,
1.44%, 01/22/2041 (A)	6,521,294	5,948,862
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	1,200,000	1,174,108
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	1,350,000	1,321,717
OZLM XV Ltd.
Series 2016-15A, Class BR,
3-Month LIBOR + 2.25%, 7.06% (B), 04/20/2033 (A)	3,900,000	3,644,948
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR,
3-Month LIBOR + 1.16%, 5.97% (B), 07/20/2032 (A)	5,000,000	4,887,280
RASC Trust
Series 2005-KS11, Class M2,
1-Month LIBOR + 0.63%, 5.48% (B), 12/25/2035	1,382,275	1,368,186
Santander Drive Auto Receivables Trust
Series 2020-2, Class D,
2.22%, 09/15/2026	6,500,000	6,355,931
Series 2021-2, Class D,
1.35%, 07/15/2027	3,511,000	3,312,155
Series 2021-4, Class B,
0.88%, 06/15/2026	4,910,000	4,831,730
Series 2022-2, Class A3,
2.98%, 10/15/2026	9,500,000	9,361,525
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,937,230	1,867,301
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	5,933,951	5,517,512
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	868,013	812,174

Transamerica Series Trust	Page 1

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC (continued)
Series 2021-1A, Class B,
1.34%, 11/20/2037 (A)	$ 3,613,251	$ 3,339,217
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,589,979	1,465,240
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	10,200,000	10,218,328
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 5.86% (B), 10/20/2028 (A)	2,380,106	2,369,929
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 5.80% (B), 07/25/2030 (A)	4,697,335	4,625,555
Stack Infrastructure Issuer LLC
Series 2019-1A, Class A2,
4.54%, 02/25/2044 (A)	3,741,225	3,674,054
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2,
3-Month LIBOR + 1.02%, 5.84% (B), 10/13/2032 (A)	4,900,000	4,795,944
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 5.79% (B), 04/25/2031 (A)	5,000,000	4,930,765
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A,
2.56%, 11/25/2031 (A)	5,000,000	4,853,112
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 5.96% (B), 07/30/2032 (A)	4,900,000	4,770,620
Venture XXVII CLO Ltd.
Series 2017-27A, Class AR,
3-Month LIBOR + 1.05%, 5.86% (B), 07/20/2030 (A)	5,474,529	5,388,672
Westlake Automobile Receivables Trust
Series 2021-2A, Class B,
0.62%, 07/15/2026 (A)	1,558,000	1,518,325

Total Asset-Backed Securities (Cost $193,321,043)		192,776,304

CORPORATE DEBT SECURITIES - 39.4%
Aerospace & Defense - 0.9%
Boeing Co.
1.43%, 02/04/2024	3,981,000	3,846,376
5.15%, 05/01/2030	3,754,000	3,778,546
5.93%, 05/01/2060	3,329,000	3,313,428
Embraer Netherlands Finance BV
6.95%, 01/17/2028 (A)	2,524,000	2,553,505
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	4,324,000	3,703,033

		17,194,888

Air Freight & Logistics - 0.3%
GXO Logistics, Inc.
2.65%, 07/15/2031	6,474,000	5,032,068

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	$ 2,070,000	$ 1,801,816

Automobiles - 0.4%
Ford Motor Co.
4.35%, 12/08/2026	1,500,000	1,458,570
General Motors Co.
6.25%, 10/02/2043	3,199,000	3,077,539
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (C)	2,418,000	2,537,515

		7,073,624

Banks - 3.6%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	4,442,000	3,705,851
Fixed until 04/27/2032, 4.57% (B), 04/27/2033 (C)	8,751,000	8,336,492
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	8,801,000	9,007,151
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A) (B)	6,900,000	7,005,650
BPCE SA
4.50%, 03/15/2025 (A) (C)	4,690,000	4,525,584
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (B)	3,479,000	3,041,794
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	10,043,000	10,633,179
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (B)	6,073,000	5,647,890
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,769,000	1,810,852
Lloyds Banking Group PLC
Fixed until 06/27/2026 (D), 6.75% (B)	3,812,000	3,451,104
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034 (C)	5,431,000	5,292,493
Wells Fargo & Co.
Fixed until 07/25/2032, 4.90% (B), 07/25/2033	6,960,000	6,789,092

		69,247,132

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	3,256,000	3,322,124
Constellation Brands, Inc.
3.15%, 08/01/2029	1,579,000	1,442,204
3.70%, 12/06/2026	1,593,000	1,540,268
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	4,951,000	4,318,181

		10,622,777

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	2,073,000	2,000,043
4.05%, 11/21/2039	2,010,000	1,787,842
Amgen, Inc.
2.00%, 01/15/2032	1,450,000	1,179,278
5.60%, 03/02/2043	2,170,000	2,228,908

Transamerica Series Trust	Page 2

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology (continued)
CSL Finance PLC
4.63%, 04/27/2042 (A)	$ 3,061,000	$ 2,900,846

		10,096,917

Building Products - 0.7%
Carlisle Cos., Inc.
2.20%, 03/01/2032	5,561,000	4,301,120
3.75%, 12/01/2027	1,706,000	1,620,699
Carrier Global Corp.
2.72%, 02/15/2030	2,282,000	1,994,661
Owens Corning
7.00%, 12/01/2036	3,266,000	3,634,586
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,349,000	1,888,731

		13,439,797

Capital Markets - 2.1%
Credit Suisse Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	4,745,000	5,622,350
Deutsche Bank AG
Fixed until 05/24/2023, 4.30% (B), 05/24/2028	5,684,000	5,606,280
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	7,215,000	6,687,029
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033 (C)	7,542,000	6,454,902
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	4,422,000	3,979,800
Morgan Stanley
Fixed until 07/20/2032, 4.89% (B), 07/20/2033	6,828,000	6,706,794
Northern Trust Corp.
6.13%, 11/02/2032	5,167,000	5,503,151

		40,560,306

Chemicals - 0.6%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	1,429,000	1,141,850
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	3,110,000	2,495,558
Mosaic Co.
4.05%, 11/15/2027	2,228,000	2,148,135
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	4,367,000	4,308,351
Nutrien Ltd.
4.20%, 04/01/2029	2,363,000	2,278,690

		12,372,584

Commercial Services & Supplies - 1.4%
ADT Security Corp.
4.13%, 08/01/2029 (A)	3,980,000	3,549,324
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	2,412,000	2,210,752
5.55%, 05/30/2033 (A)	3,971,000	3,930,208
General Electric Co.
4.50%, 03/11/2044	3,468,000	3,102,813
Republic Services, Inc.
5.00%, 04/01/2034	3,069,000	3,115,817
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,293,000	2,874,733

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Stericycle, Inc. (continued)
5.38%, 07/15/2024 (A)	$ 1,498,000	$ 1,486,648
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	7,939,000	6,263,680

		26,533,975

Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	6,057,000	5,048,631

Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,336,790
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	2,253,000	1,989,534
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 05/01/2023 (A) (D)	500,930	188
Quanta Services, Inc.
2.90%, 10/01/2030 (C)	2,400,000	2,066,051

		6,392,563

Construction Materials - 0.1%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	3,032,000	2,857,170

Consumer Finance - 0.6%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,257,000	2,145,814
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,412,000	6,009,904
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (A)	1,758,000	1,425,459
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A) (C)	2,455,000	2,115,181

		11,696,358

Consumer Staples Distribution & Retail - 0.9%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	7,298,000	5,777,882
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	6,311,000	6,121,102
InRetail Consumer
3.25%, 03/22/2028 (A)	3,319,000	2,870,271
Sysco Corp.
5.95%, 04/01/2030	2,663,000	2,823,815

		17,593,070

Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,186,000	2,104,025
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	1,749,000	1,749,000
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	5,002,000	4,491,796
Sonoco Products Co.
2.25%, 02/01/2027	2,548,000	2,307,616
WRKCo, Inc.
3.90%, 06/01/2028 (C)	3,452,000	3,272,433

		13,924,870

Diversified REITs - 0.2%
Broadstone Net Lease LLC
2.60%, 09/15/2031	3,003,000	2,175,907

Transamerica Series Trust	Page 3

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	$ 1,725,000	$ 1,496,437
iStar, Inc.
4.25%, 08/01/2025	823,000	826,996

		4,499,340

Diversified Telecommunication Services - 0.4%
Axian Telecom
7.38%, 02/16/2027 (A)	1,227,000	1,110,558
Verizon Communications, Inc.
1.68%, 10/30/2030	2,325,000	1,872,742
1.75%, 01/20/2031	3,434,000	2,767,840
4.13%, 03/16/2027	2,508,000	2,483,944

		8,235,084

Electric Utilities - 0.9%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	5,236,000	4,911,956
EDP Finance BV
3.63%, 07/15/2024 (A)	6,174,000	6,020,786
JSW Hydro Energy Ltd.
4.13%, 05/18/2031 (E)	2,832,000	2,345,029
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,116,969
3.63%, 02/15/2031 (A)	1,408,000	1,128,274
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,303,000	1,864,557
3.30%, 12/01/2027	400,000	359,957

		17,747,528

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,624,000	3,019,368
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,670,000	2,637,295
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,698,000	1,547,148
Trimble, Inc.
6.10%, 03/15/2033	3,229,000	3,257,437

		10,461,248

Energy Equipment & Services - 0.2%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	2,014,000	1,851,946
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	2,041,000	1,959,077

		3,811,023

Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	4,205,000	4,023,141
Aviation Capital Group LLC
3.50%, 11/01/2027 (A) (C)	1,770,000	1,579,251
5.50%, 12/15/2024 (A)	6,369,000	6,284,285
Equitable Holdings, Inc.
5.59%, 01/11/2033	5,335,000	5,236,305
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	6,287,000	4,966,730
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,479,000	4,238,971

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	$ 2,620,000	$ 2,252,702
5.50%, 05/15/2029 (A)	6,126,000	5,704,792

		34,286,177

Food Products - 1.3%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,391,000	2,210,577
2.75%, 05/14/2031 (C)	4,192,000	3,562,418
Cargill, Inc.
5.13%, 10/11/2032 (A) (C)	1,798,000	1,857,309
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 02/02/2029 (A)	3,175,000	2,704,624
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	5,655,000	4,602,039
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	1,608,000	1,441,170
5.50%, 12/15/2029 (A)	2,911,000	2,740,368
Viterra Finance BV
4.90%, 04/21/2027 (A)	5,898,000	5,674,332

		24,792,837

Ground Transportation - 0.7%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,978,000	3,726,937
5.50%, 01/15/2026 (A)	5,453,000	5,334,897
Norfolk Southern Corp.
4.55%, 06/01/2053	5,298,000	4,745,098

		13,806,932

Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,956,000	2,766,800
5.75%, 12/06/2052 (A)	1,880,000	1,994,169
Boston Scientific Corp.
4.70%, 03/01/2049	621,000	587,952
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (A)	1,751,000	1,837,024
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,577,769
5.25%, 10/01/2029 (A) (C)	1,459,000	1,265,847
Stryker Corp.
1.95%, 06/15/2030	2,716,000	2,289,787

		12,319,348

Health Care Providers & Services - 1.9%
Centene Corp.
3.00%, 10/15/2030	1,376,000	1,158,137
3.38%, 02/15/2030	4,472,000	3,900,460
4.25%, 12/15/2027	1,230,000	1,173,340
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	1,848,025
Cigna Group
2.40%, 03/15/2030	2,449,000	2,123,050
CVS Health Corp.
4.78%, 03/25/2038	2,501,000	2,381,676
Elevance Health, Inc.
2.25%, 05/15/2030	2,492,000	2,138,161
5.13%, 02/15/2053	3,873,000	3,844,363
HCA, Inc.
4.13%, 06/15/2029	1,840,000	1,722,373
5.38%, 09/01/2026	7,032,000	7,049,103
5.88%, 02/01/2029	133,000	135,703
Humana, Inc.
5.50%, 03/15/2053	2,314,000	2,344,896

Transamerica Series Trust	Page 4

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	$ 1,306,000	$ 1,214,959
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,570,000	1,507,203
UnitedHealth Group, Inc.
5.20%, 04/15/2063	3,436,000	3,467,805

		36,009,254

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	2,461,000	1,938,654

Hotels, Restaurants & Leisure - 1.5%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,273,000	1,133,172
Expedia Group, Inc.
2.95%, 03/15/2031	894,000	745,590
3.80%, 02/15/2028	1,592,000	1,502,302
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	3,082,000	2,732,902
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,439,000	3,961,807
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,607,000	1,520,811
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,190,000	2,206,425
Marriott International, Inc.
2.75%, 10/15/2033 (C)	2,805,000	2,279,238
5.75%, 05/01/2025	344,000	346,361
MGM Resorts International
4.75%, 10/15/2028	3,753,000	3,493,773
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	3,086,000	2,623,100
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A) (C)	1,499,000	1,317,274
Scientific Games International, Inc.
7.25%, 11/15/2029 (A)	1,730,000	1,731,877
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (A)	3,361,000	2,803,211

		28,397,843

Household Durables - 0.2%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,247,507
6.75%, 06/01/2027	1,402,000	1,399,090

		3,646,597

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	6,056,000	5,108,265

Industrial REITs - 0.1%
Prologis LP
5.25%, 06/15/2053	1,903,000	1,893,024

Insurance - 1.7%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	3,693,000	3,707,573
AXA SA
8.60%, 12/15/2030	4,222,000	5,075,866
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	7,519,000	7,276,587

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	$ 3,367,000	$ 2,698,511
Hanwha Life Insurance Co. Ltd.
Fixed until 02/04/2027, 3.38% (B), 02/04/2032 (A)	4,600,000	4,076,878
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,175,664
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (A)	1,650,000	1,585,806
6.80%, 01/24/2030 (A)	5,768,000	5,483,169

		32,080,054

Interactive Media & Services - 0.1%
Baidu, Inc.
4.38%, 05/14/2024 (C)	2,675,000	2,651,380

IT Services - 0.3%
Fiserv, Inc.
5.45%, 03/02/2028	3,283,000	3,353,260
Gartner, Inc.
4.50%, 07/01/2028 (A)	1,221,000	1,158,973
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,875,000	1,495,172

		6,007,405

Machinery - 0.2%
CNH Industrial Capital LLC
5.45%, 10/14/2025	4,564,000	4,611,677

Media - 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	4,336,000	3,421,316
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,660,000	1,489,850
7.50%, 06/01/2029 (A) (C)	1,505,000	1,087,363
Comcast Corp.
4.15%, 10/15/2028	4,822,000	4,765,158
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,955,379
4.63%, 12/01/2030 (A)	1,569,000	773,674
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	1,184,000	1,066,130
Paramount Global
4.20%, 05/19/2032 (C)	1,893,000	1,624,600
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	1,810,000	1,468,525

		17,651,995

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,395,000	4,566,553
Glencore Funding LLC
2.63%, 09/23/2031 (A)	3,872,000	3,176,657
Novelis Corp.
3.25%, 11/15/2026 (A)	915,000	836,186

		8,579,396

Transamerica Series Trust	Page 5

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-Utilities - 0.3%
Black Hills Corp.
3.15%, 01/15/2027	$ 2,201,000	$ 2,069,741
4.25%, 11/30/2023	1,668,000	1,655,775
Duke Energy Corp.
5.00%, 12/08/2027	1,489,000	1,511,475

		5,236,991

Office REITs - 0.1%
Corporate Office Properties LP
2.00%, 01/15/2029	1,032,000	793,240
Piedmont Operating Partnership LP
3.15%, 08/15/2030	1,000,000	741,675

		1,534,915

Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,226,000	1,153,838
7.88%, 05/15/2026 (A)	3,057,000	3,115,368
Boardwalk Pipelines LP
3.40%, 02/15/2031	5,705,000	4,958,179
Cheniere Energy Partners LP
4.00%, 03/01/2031	6,691,000	5,954,589
4.50%, 10/01/2029	2,581,000	2,410,706
Chevron USA, Inc.
3.25%, 10/15/2029	2,083,000	1,954,046
Energy Transfer LP
6.00%, 06/15/2048	5,407,000	5,150,571
EnLink Midstream Partners LP
5.05%, 04/01/2045	981,000	752,709
EQM Midstream Partners LP
6.50%, 07/15/2048	2,559,000	1,971,300
Exxon Mobil Corp.
3.04%, 03/01/2026	2,861,000	2,774,910
NuStar Logistics LP
5.63%, 04/28/2027	3,008,000	2,848,222
5.75%, 10/01/2025	1,162,000	1,130,087
Occidental Petroleum Corp.
5.55%, 03/15/2026	9,190,000	9,258,925
ONEOK Partners LP
4.90%, 03/15/2025	1,332,000	1,322,638
ONEOK, Inc.
6.10%, 11/15/2032	4,351,000	4,502,153
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	3,820,000	3,285,403
6.84%, 01/23/2030	3,043,000	2,520,328
6.88%, 10/16/2025 (C)	2,701,000	2,671,822
7.69%, 01/23/2050	1,538,000	1,085,281
Pioneer Natural Resources Co.
2.15%, 01/15/2031	2,959,000	2,429,214
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	2,009,000	1,795,481
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037 (A)	3,786,000	3,873,058
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,694,000	1,476,389
Western Midstream Operating LP
6.15%, 04/01/2033	3,185,000	3,220,672

		71,615,889

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,692,154	1,478,774

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines (continued)
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	$ 1,945,000	$ 1,904,151
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,451,000	2,362,188

		5,745,113

Personal Care Products - 0.3%
Kenvue, Inc.
5.00%, 03/22/2030 (A)	5,169,000	5,323,923

Pharmaceuticals - 0.5%
Astrazeneca Finance LLC
1.20%, 05/28/2026	2,988,000	2,719,389
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	1,640,950
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,832,000	1,769,774
Royalty Pharma PLC
2.20%, 09/02/2030	3,669,000	2,984,793
Viatris, Inc.
2.30%, 06/22/2027	1,395,000	1,221,455

		10,336,361

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	1,974,000	1,884,688
5.10%, 12/15/2027	2,741,000	2,754,510

		4,639,198

Residential REITs - 0.2%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	1,883,000	1,687,235
Realty Income Corp.
5.63%, 10/13/2032	1,347,000	1,397,968

		3,085,203

Retail REITs - 0.2%
Simon Property Group LP
2.20%, 02/01/2031	1,896,000	1,522,448
5.50%, 03/08/2033	3,170,000	3,151,064

		4,673,512

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	3,890,000	3,732,838
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,432,000	1,241,777
3.19%, 11/15/2036 (A)	7,032,000	5,331,553
Intel Corp.
5.63%, 02/10/2043	2,241,000	2,293,230
KLA Corp.
4.10%, 03/15/2029	2,938,000	2,883,540
Microchip Technology, Inc.
0.98%, 09/01/2024	2,858,000	2,696,708
QUALCOMM, Inc.
3.25%, 05/20/2050 (C)	1,678,000	1,286,802
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,596,000	1,432,671
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	7,302,000	5,826,314

		26,725,433

Software - 0.8%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (C)	1,311,000	1,144,203

Transamerica Series Trust	Page 6

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
NCR Corp.
5.13%, 04/15/2029 (A)	$ 2,386,000	$ 2,064,644
5.25%, 10/01/2030 (A)	2,379,000	1,942,167
Oracle Corp.
3.65%, 03/25/2041	1,989,000	1,532,140
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	4,318,000	4,198,660
Workday, Inc.
3.50%, 04/01/2027	4,083,000	3,901,115

		14,782,929

Specialized REITs - 1.4%
EPR Properties
3.75%, 08/15/2029	2,843,000	2,166,229
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	4,479,000	4,266,695
SBA Tower Trust
6.60%, 01/15/2028 (A)	12,662,000	13,351,858
VICI Properties LP
4.95%, 02/15/2030	4,511,000	4,228,809
Weyerhaeuser Co.
4.00%, 04/15/2030	3,784,000	3,528,185

		27,541,776

Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032 (C)	2,692,000	2,483,931

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	5,440,000	5,456,008
6.02%, 06/15/2026	3,746,000	3,841,704
Western Digital Corp.
2.85%, 02/01/2029	2,148,000	1,745,121

		11,042,833

Tobacco - 0.5%
BAT International Finance PLC
3.95%, 06/15/2025 (A)	5,971,000	5,802,315
Philip Morris International, Inc.
5.63%, 11/17/2029	3,365,000	3,509,234
Reynolds American, Inc.
7.25%, 06/15/2037	516,000	560,589

		9,872,138

Wireless Telecommunication Services - 0.5%
Altice France SA
5.50%, 10/15/2029 (A)	1,272,000	972,089
Sprint LLC
7.88%, 09/15/2023	2,751,000	2,771,256
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,350,000	2,112,776
3.88%, 04/15/2030	1,668,000	1,564,195
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,825,000	2,421,646

		9,841,962

Total Corporate Debt Securities (Cost $756,117,799)		764,505,714

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	$ 1,489,000	$ 1,262,308
5.50%, 01/27/2025 (E)	1,140,000	1,126,985

		2,389,293

Qatar - 0.1%
Qatar Government International Bonds
3.88%, 04/23/2023 (A)	1,569,000	1,566,489

Total Foreign Government Obligations (Cost $3,858,988)		3,955,782

MORTGAGE-BACKED SECURITIES - 10.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (A)	5,900,000	5,511,738
20 Times Square Trust
Series 2018-20TS, Class B,
3.10% (B), 05/15/2035 (A)	5,148,000	4,942,080
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.42%, 5.27% (B), 05/25/2035	81,576	70,952
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM,
3.11%, 11/05/2032 (A)	2,700,000	2,481,092
Banc of America Funding Trust
Series 2005-D, Class A1,
3.80% (B), 05/25/2035	1,016,864	930,300
BBCMS Mortgage Trust
Series 2018-TALL, Class D,
1-Month LIBOR + 1.45%, 6.28% (B), 03/15/2037 (A)	5,000,000	3,672,169
BX Commercial Mortgage Trust
Series 2019-XL, Class C,
1-Month Term SOFR + 1.36%, 6.19% (B), 10/15/2036 (A)	2,040,000	1,994,432
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.34% (B), 10/15/2037 (A)	819,000	784,984
Citigroup Commercial Mortgage Trust
Series 2016-P5, Class AAB,
2.84%, 10/10/2049	4,837,519	4,634,322
COMM Mortgage Trust
Series 2016-787S, Class A,
3.55%, 02/10/2036 (A)	5,000,000	4,601,654
CSMC Trust
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,596,567	5,738,267
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	5,978,831	5,106,580
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (A)	5,300,000	4,215,031
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 5.77% (B), 07/15/2038 (A)	5,369,057	5,204,079
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	5,000,000	4,750,063
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	2,800,000	2,627,903
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	1,500,000	1,405,421

Transamerica Series Trust	Page 7

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.57% (B), 12/15/2036 (A)	$ 7,000,000	$ 6,797,188
GS Mortgage Securities Trust
Series 2016-GS3, Class AAB,
2.78%, 10/10/2049	2,657,707	2,538,782
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A,
1-Month LIBOR + 0.40%, 5.16% (B), 09/19/2046	123,533	109,843
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	7,500,000	7,065,157
Metlife Securitization Trust
Series 2017-1A, Class A,
3.00% (B), 04/25/2055 (A)	1,781,612	1,673,233
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	2,804,869	2,451,205
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	1,077,968	1,024,939
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	1,704,972	1,662,183
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	2,650,723	2,577,016
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,583,588	3,296,040
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	8,239,476	7,754,530
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	6,529,958	6,233,436
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,679,386	5,268,022
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	2,857,981	2,666,555
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	4,221,675	3,972,460
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 5.63% (B), 01/15/2036 (A)	4,000,000	3,832,578
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1,
1-Month LIBOR + 0.34%, 5.19% (B), 01/25/2036 (A)	1,248,836	1,101,051
SFO Commercial Mortgage Trust
Series 2021-555, Class A,
1-Month LIBOR + 1.15%, 5.83% (B), 05/15/2038 (A)	4,600,000	4,116,028
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.65%, 6.36% (B), 11/11/2034 (A)	2,862,824	2,760,141
Towd Point Mortgage Trust
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	6,108,412	5,789,747

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	$ 11,268,516	$ 10,719,863
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	286,536	274,465
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,768,364	7,195,292
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	10,809,624	10,246,353
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	14,752,124	13,139,412
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	12,150,865	11,338,846
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	11,346,958	10,596,805
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	9,959,148	9,426,966
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1,
1-Month LIBOR + 0.58%, 5.43% (B), 10/25/2045	712,356	650,385

Total Mortgage-Backed Securities (Cost $209,549,579)		204,949,588

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	973,447	872,874
3.50%, 08/01/2049	649,687	608,522
12-Month LIBOR + 1.35%, 3.59% (B), 09/01/2035	15,773	15,726
1-Year CMT + 2.19%, 3.81% (B), 08/01/2023	330	327
12-Month LIBOR + 1.87%, 4.12% (B), 09/01/2035	61,097	60,051
5.00%, 08/01/2024 - 07/01/2025	70,946	71,397
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	2,014,267	1,814,715
6-Month LIBOR + 1.75%, 3.50% (B), 05/01/2035	42,118	41,216
12-Month LIBOR + 1.34%, 3.59% (B), 12/01/2034	1,027	1,010
1-Year CMT + 1.81%, 3.62% (B), 08/01/2035	6,037	5,977
1-Year CMT + 2.15%, 3.90% (B), 07/01/2032	2,150	2,126
1-Year CMT + 2.22%, 3.91% (B), 01/01/2028	3,156	3,110
12-MTA + 1.20%, 3.99% (B), 06/01/2043	29,443	28,037
4.00%, 10/01/2047 - 02/01/2048	1,719,043	1,670,156
1-Year CMT + 2.18%, 4.30% (B), 10/01/2035	1,102	1,083
5.00%, 06/01/2023 - 05/01/2037	347,729	350,007
6-Month LIBOR + 1.61%, 5.73% (B), 08/01/2036	4,786	4,777
Uniform Mortgage-Backed Security
2.00%, TBA (F)	58,323,000	48,160,951
2.50%, TBA (F)	20,188,000	17,398,350
5.50%, TBA (F)	22,900,000	23,112,004

Total U.S. Government Agency Obligations (Cost $92,413,707)		94,222,416

Transamerica Series Trust	Page 8

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 32.1%
U.S. Treasury - 31.1%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 59,548,200	$ 34,451,890
1.88%, 02/15/2051	10,224,000	6,952,320
2.00%, 02/15/2050 (G)	11,099,000	7,833,900
2.38%, 02/15/2042 - 05/15/2051	91,815,300	73,571,783
2.75%, 08/15/2042 (G)	31,154,000	26,449,259
3.00%, 08/15/2052 (C)	10,787,800	9,434,268
3.50%, 02/15/2039	2,786,000	2,748,563
3.88%, 02/15/2043	2,798,000	2,818,111
4.00%, 11/15/2052	67,517,000	71,357,029
4.25%, 05/15/2039 (G)	12,255,000	13,201,890
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052 (C)	35,395,000	12,315,679
U.S. Treasury Notes
1.13%, 02/15/2031	10,201,400	8,580,334
1.25%, 08/15/2031	5,319,000	4,457,571
1.38%, 11/15/2031 (C)	14,111,000	11,898,991
1.75%, 05/15/2023 (C) (G)	4,766,000	4,749,334
1.88%, 02/15/2032 (C)	24,706,500	21,666,442
2.25%, 10/31/2024 - 08/15/2027 (C) (G)	17,868,000	17,154,156
2.25%, 11/15/2025 (C)	1,874,800	1,797,098
2.50%, 08/15/2023	19,442,700	19,274,095
2.63%, 02/15/2029 (G)	2,184,000	2,068,914
2.75%, 08/15/2032	421,000	395,806
2.88%, 05/15/2028 - 05/15/2032	14,239,800	13,568,372
2.88%, 08/15/2028 (C)	4,950,600	4,764,372
3.50%, 01/31/2028 - 02/15/2033	20,661,200	20,577,344
3.88%, 11/30/2027 (C)	33,179,400	33,493,049
3.88%, 09/30/2029	4,550,400	4,620,611
4.13%, 01/31/2025 (C)	21,069,000	21,052,540
4.13%, 09/30/2027 - 11/15/2032	139,766,700	146,604,982
4.25%, 09/30/2024	6,481,500	6,471,626

		604,330,329

U.S. Treasury Inflation-Protected Securities - 1.0%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	16,783,795	12,162,350
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	6,785,938	6,311,784

		18,474,134

Total U.S. Government Obligations (Cost $610,459,997)		622,804,463

COMMERCIAL PAPER - 1.8%
Banks - 0.4%
Bedford Row Funding Corp.
5.22% (H), 06/08/2023	5,272,000	5,220,648
Cooperatieve Rabobank UA
5.17% (H), 06/09/2023	2,612,000	2,587,154

		7,807,802

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services - 1.4%
Glencove Funding LLC
5.15% (H), 06/09/2023	$ 13,500,000	$ 13,366,204
LMA Americas LLC
5.21% (H), 05/11/2023	13,500,000	13,418,559

		26,784,763

Total Commercial Paper (Cost $34,605,597)		34,592,565

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.9%
U.S. Treasury Bills
4.66% (H), 06/08/2023	2,839,000	2,815,271
4.69% (H), 06/08/2023	27,251,000	27,023,232
4.71% (H), 06/08/2023	25,627,000	25,412,805
4.79% (H), 09/07/2023	592,000	579,959

Total Short-Term U.S. Government Obligations (Cost $55,818,760)		55,831,267

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (H)	50,341,888	50,341,888

Total Other Investment Company (Cost $50,341,888)		50,341,888

Total Investments (Cost $2,006,487,358)		2,023,979,987
Net Other Assets (Liabilities) - (4.3)%		(82,818,505)

Net Assets - 100.0%		$ 1,941,161,482

Transamerica Series Trust	Page 9

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$192,776,304	$—	$192,776,304
Corporate Debt Securities	—	764,505,714	—	764,505,714
Foreign Government Obligations	—	3,955,782	—	3,955,782
Mortgage-Backed Securities	—	204,949,588	—	204,949,588
U.S. Government Agency Obligations	—	94,222,416	—	94,222,416
U.S. Government Obligations	—	622,804,463	—	622,804,463
Commercial Paper	—	34,592,565	—	34,592,565
Short-Term U.S. Government Obligations	—	55,831,267	—	55,831,267
Other Investment Company	50,341,888	—	—	50,341,888

Total Investments	$50,341,888	$1,973,638,099	$—	$2,023,979,987

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $667,944,162, representing 34.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $141,738,192, collateralized by cash collateral of $50,341,888 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $94,302,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the total value of Regulation S securities is $10,748,601, representing 0.6% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2023 was $0 at a weighted average interest rate of 0.00%.
(H)	Rates disclosed reflect the yields at March 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 10

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 11

Transamerica Aegon Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Page 12